Trade and Other Payables - Summary of Trade and Other Payables (Details) - CAD ($)	Mar. 31, 2019	Mar. 31, 2018
Trade And Other Current Payables [Abstract]
Trade payables	$ 3,002,341	$ 1,867,572
Accrued liabilities and other payables	3,319,546	2,773,043
Employee salaries and benefits payable	1,434,567	1,549,229
Short-term portions of long-term payables	762,785	558,045
Trade and other payables	$ 8,519,239	$ 6,747,889